Revenue - Narrative (Details) - USD ($) $ / shares in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Jun. 22, 2021
Development Milestone
Disaggregation of Revenue [Line Items]
Fees per product		$ 30
Sales Milestone
Disaggregation of Revenue [Line Items]
Fees per product		$ 30
License | Moderna
Disaggregation of Revenue [Line Items]
Extension term			12 months
Extension fee		$ 0.3
License | Moderna
Disaggregation of Revenue [Line Items]
Proceeds from license fees received		$ 2.0
Upfront non-refundable payment	$ 1.5